CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
NATURALSHRIMP INCORPORATED [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss attributable to NaturalShrimp Inc.	$ (86,297,748)	$ (3,580,454)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	1,307,038	346,437
Amortization expense	881,500
Amortization of debt discount	2,616,364	47,273
Change in fair value of derivative liability	116,000	29,000
Change in fair value of warrant liability	(1,987,000)
Financing costs	1,890,072
Default penalty		41,112
Net loss attributable to non-controlling interest		(5,729)
Forgiveness of PPP loan	(103,200)
Gain on Vero Blue debt settlement	(815,943)
Legal settlement	29,388,000
Shares issued for services	44,099,376	745,250
Changes in operating assets and liabilities:
Accounts receivable	(14,385)
Inventory	(69,170)
Prepaid expenses and other current assets	(1,506,207)	(526,646)
Accounts payable	(2,657,052)	325,264
Other accrued expenses	(79,007)	117,957
Accrued expenses – related parties	200,000
Accrued interest	440,118	39,063
Accrued interest – related parties	16,000	44,096
Net cash used in operating activities	(12,575,244)	(2,377,377)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for machinery and equipment	(1,452,652)	(1,739,186)
Cash paid for asset acquisition with VeroBlue Farms, Inc.		(5,000,000)
Cash received from Insurance settlement		917,210
Cash paid for patent acquisition with F & T	(2,000,000)
Cash paid for acquisition of shares of NCI	(1,000,000)
Cash paid for License Agreement	(2,350,000)
Cash paid for construction in process	(1,629,813)	(1,715,654)
Net cash used in investing activities	(8,432,465)	(7,537,630)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on bank loan	(214,852)	(19,889)
Payments of notes payable	(4,596,000)
Payments on notes payable, related party	(655,750)	(72,000)
Repayment line of credit short-term	(553,577)
Proceeds from PPP loan		103,200
Proceeds from issuance of common shares under equity agreeement	17,277,123
Proceeds from sale of Series B Convertible Preferred stock		3,250,000
Proceeds from convertible debentures	8,905,000	600,000
Escrow account in relation to the proceeds from convertible debenture	5,000,000
Payments on convertible debentures	(421,486)
Proceeds from sale of Series E PS	1,348,000
Proceeds from sale of Series D PS		6,050,000
Redemption of Series D PS	(3,513,504)
Shares issued upon exercise of warrants	11,000
Cash received in relation to Vista warrant settlement		50,000
Net cash provided by financing activities	22,585,954	9,961,311
NET CHANGE IN CASH	1,578,245	46,304
Cash, March 8, 2021 (inception)	155,795	109,491
Cash, end of the period	1,734,040	155,795
INTEREST PAID	1,153,343	100,108
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Shares issued upon conversion of convertible debentures	421,486	551,021
Shares issued upon conversion of Preferred stock	2,880,000
Cancellation of Right of Use asset and Lease liability	275,400
Right of Use asset and Lease liability	332,566
Dividends in kind issued	278,400	134,442
Shares issued as consideration for Patent acquisition	5,000,000
Shares issued as consideration for acquisition of remaining NCI	$ 2,000,000
Shares issued as consideration for Rights Agreement	4,762,376
Shares issued/to be issued, for legal settlement	$ 29,388,000
Shares issued on Vista Warrant settlement		610,000
Note payable, related party, issued in place of Settlement Agreement		$ 383,604
Notes payable, issued as consideration in VeroBlue Farms, Inc. asset acquisition		5,000,000
Shares payable, to be issued as finders fee in VeroBlue Farms, Inc. asset acquisition		$ 136,000